Derivative Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Financial Risk Management [Abstract]
DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 10: — DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s operations are exposed to market risks from changes in interest rates and currency exchange rates. Exposure to these risks is managed through normal operating and financing activities and, when appropriate, through derivative instruments.

a.	Interest rates:

The Company manages its risk to fluctuating interest rates by opportunistically using interest rate swaps to convert its floating rate debt into fixed rate obligations. These interest rate swaps are not designated as hedges and changes in the fair value of these instruments are reflected in earnings. The Company’s interest rate swaps are as follows.

In September 2005, the Company also entered into a mortgage agreement for its New York facility and concurrently entered into an interest rate swap with the intention to mitigate the variable mortgage interest rate risk by effectively establishing the mortgage rate at a fixed rate of 6.16%. At December 31, 2011 and 2010, the fair market value of the swap was a liability of $1,423 and $1,121, respectively, and was recorded in other long-term liabilities on the consolidated balance sheet. The Company recorded an unrealized (loss) gain of ($303), ($268) and $795 within financial expenses, net for the years ended December 31, 2011, 2010 and 2009, respectively. See Note 14.a.4.

b.	Currency exchange rates:

The Company manages its exposure to debt obligations denominated in currencies other than its functional currency by opportunistically using cross-currency swaps to convert its foreign currency debt payments into its functional currency. These cross-currency swaps are not designated as hedges and changes in fair value of these derivatives are reflected in earnings.

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the NIS and the Canadian dollar against the United States dollar and the exchange rates between the United States dollar and each of the NIS and the Canadian dollar at the end of the year indicated:

	Rate of Inflation		Rate of Devaluation (Appreciation) Against U.S. Dollar		Rate of Exchange of U.S. Dollar
Year	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
2010	2.66%	2.35%	(5.99%)	(4.97%)	3.55	0.99
2011	2.17%	2.30%	7.66%	2.25%	3.82	1.02

(1)	Per Bank of Israel
(2)	Statistics of Canada

From July 1999 to November 2000, the Company issued $24,000 of CPI plus 8.25% bonds denominated in NIS with terms of 10 years. At the same time, the Company entered into 9-10 year cross-currency swaps in which the Company received CPI plus 6% to 8.25% in NIS and paid LIBOR plus 0.6% to 3.3% in USD, based on the outstanding amount of the bonds. The last tranche of bonds matured in November 2010 along with the corresponding swaps. For the years ended December 31, 2010, and 2009, net gains of approximately $102 and $251 were recorded within financial expenses, net for these swaps.

In November 2003, the Company entered into loan agreements to borrow, in Israel, NIS 210,800 for an eleven-year term at an annual interest rate of 5.8%. At the same time, the Company entered into a USD/NIS, 5-year, CPI-adjusted currency swap in which it will receive at the end of the period the NIS amount linked to the CPI plus interest equal to 5.8% of the outstanding NIS balance, and will pay $47,190 plus a fixed rate of 5.9%. This swap matured on November 28, 2008, and was replaced on the maturity date by a USD/NIS, CPI-adjusted, 6-year currency swap. In accordance with this swap agreement, the Company will receive NIS 201,270 in six annual payments (equivalent of the remaining debt balance as of November 28, 2008), which is linked to the CPI plus additional interest equal to 5.8% of the outstanding NIS balance. The Company is required to pay $51,344 plus a fixed rate of 6.59%. At December 31, 2011, the fair market value of the swap was $3,165 comprised of a $933 asset (recorded in other receivables and prepaid expenses) and a $2,232 asset (recorded in long-term receivables and other assets). At December 31, 2010, the fair market value of the swap was $7,092 comprised of a $1,607 asset (recorded in other receivables and prepaid expenses) and a $5,485 asset (recorded in long-term receivables and other assets). The Company recorded net gains of $2,892, $3,356 and $3,708 within financial expenses, net for the years ended December 31, 2011, 2010 and 2009, respectively.

In October 2011, the Company entered into separate forward contracts to purchase the Israeli Shekel and the Canadian dollar on a monthly basis at agreed upon spot rates to hedge the variability of cash flows in U.S. dollars due to changes in the respective exchange rates. The forward contract to purchase the Shekel is for a total amount of $45,000 which is settled in monthly installments of $3,958 for the first six months and $3,541 for the last six months. The Company recorded a net loss of $1,705 for the year ended December 31, 2011 for this contract. The forward contract to purchase the Canadian dollar is for a total amount of $96,100 which is settled in monthly installments of $9,300 for the first six months and $8,267 for the last six months. The Company recorded a net gain of $822 for the year ended December 31, 2011 for this contract.